Derivatives and Hedging (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Aggregate notional value of foreign exchange forward and swap arrangements	$ 842.1	$ 574.5
Fair values included in other assets		0.8
Fair values included in other liabilities		12.9
QIAGEN Euro Finance
Derivative [Line Items]
Cash-flow hedges notional amount		120.0
Prepaid and other assets
Derivative [Line Items]
Fair values included in other assets	2.5
Accrued liabilities
Derivative [Line Items]
Fair values included in other liabilities	$ 14.5